Finance Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Finance Lease Liabilities [Abstract]
Schedule of Future Finance Lease Payments

Future finance lease payments as of September 30, 2025, are detailed as follows:

Finance leases	S$	US$
2026	234,994	182,166
2027	210,705	163,337
2028	180,912	140,242
2029	115,707	89,695
2030	82,836	64,214
Thereafter	79,324	61,491
Total future lease payment	904,478	701,145
Less: Imputed interest	(105,041)	(81,427)
Present value of finance lease liabilities	799,437	619,718
Less: Current portion	(196,452)	(152,288)
Long-term portion of finance lease liabilities	602,985	467,430

Schedule of Operating Leases and Finance Leases

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

2025
Weighted average remaining lease term (Years)
Finance leases	3

Weighted average discount rate (%)
Finance leases	4%

The components of the finance lease cost are as follows:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	152,785	166,083	128,747
Interest on finance lease (Included in interest expense)	19,015	23,038	17,859
	171,800	189,121	146,606